SHARE CAPITAL AND RESERVES (Details)	Nov. 30, 2018 shares
Disclosure of classes of share capital [line items]
Number of shares authorized	20,000,000
Preferred shares without par value
Disclosure of classes of share capital [line items]
Number of shares authorized	9,999,900
Series "A" preferred shares
Disclosure of classes of share capital [line items]
Number of shares authorized	1,000,000
Series "B" preferred shares
Disclosure of classes of share capital [line items]
Number of shares authorized	100
Series "C" preferred shares
Disclosure of classes of share capital [line items]
Number of shares authorized	1,000,000
Series "D" preferred shares
Disclosure of classes of share capital [line items]
Number of shares authorized	4,000,000
Series "E" preferred shares
Disclosure of classes of share capital [line items]
Number of shares authorized	4,000,000